CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 6,726	$ 8,262	$ 13,719	$ 16,352
Cost of revenues	2,105	2,065	4,168	4,087
Gross profit	4,621	6,197	9,551	12,265
Operating expenses:
Research and development, net	1,799	3,081	4,508	5,981
Sales and marketing	2,197	3,137	4,439	6,129
General and administrative	1,295	$ 1,882	2,709	4,149
Adjustment of earn-out obligation	(75)		(77)
Total operating expenses	5,216	$ 8,100	11,579	16,259
Operating loss	(595)	$ (1,903)	(2,028)	(3,994)
Other income	4		4	200
Financial expense, net	(132)	$ (167)	(283)	(463)
Net loss before taxes	(723)	(2,070)	(2,307)	(4,257)
Tax benefit (expense)	75	75	(11)	120
Net loss	$ (648)	$ (1,995)	$ (2,318)	$ (4,137)
Loss per share - basic	$ (0.02)	$ (0.08)	$ (0.07)	$ (0.16)
Loss per share - diluted	$ (0.02)	$ (0.08)	$ (0.07)	$ (0.16)
Weighted average number of shares outstanding:
Weighted average number of shares outstanding Basic	31,444	26,577	31,421	26,548
Weighted average number of shares outstanding Diluted	31,444	26,577	31,421	26,548